CONTINGENT FORWARD CONTRACTS - Narrative (Details) - USD ($)		1 Months Ended									2 Months Ended	12 Months Ended
	Dec. 24, 2020	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2021	Sep. 30, 2018
Forward Contract Indexed to Issuer's Equity [Line Items]
Contingent forward contract liability, fair value loss												$ 454,546,000	$ 118,382,000	$ 15,053,000
Stock price (in dollars per share)															$ 23.78
Eligible Holders
Forward Contract Indexed to Issuer's Equity [Line Items]
Aggregate value of convertible preferred shares approved for issuance				$ 71,000,000.0
Series D
Forward Contract Indexed to Issuer's Equity [Line Items]
Proceeds from issuance of convertible preferred shares							$ 200,000,000	$ 200,000,000	$ 400,000,000	$ 200,000,000		3,000,000	400,000,000	$ 600,000,000
Issuance of convertible preferred shares (in shares)							82,496,121	82,496,092						374,777,280
Settlement of Series D contingent forward contract liability												39,564,000	39,563,000
Preferred stock, price (in dollars per share)														$ 2.33
Series E
Forward Contract Indexed to Issuer's Equity [Line Items]
Proceeds from issuance of convertible preferred shares	$ 400,000,000.0	$ 92,900,000	$ 107,100,000	$ 400,000,000.0		$ 500,000,000.0					$ 200,000,000.0	600,000,000	899,725,000
Issuance of convertible preferred shares (in shares)	133,818,821	66,909,408		133,818,821		167,273,525
Settlement of Series D contingent forward contract liability													110,456,000
Preferred stock, price (in dollars per share)		$ 2.99		$ 2.99		$ 2.99					$ 2.99
Series E | Eligible Holders
Forward Contract Indexed to Issuer's Equity [Line Items]
Preferred stock, price (in dollars per share)				$ 2.99
Convertible preferred shares approved for issuance (in shares)				23,737,221
Series E | Additional Purchasers
Forward Contract Indexed to Issuer's Equity [Line Items]
Preferred stock, price (in dollars per share)				$ 2.99
Series E | Management
Forward Contract Indexed to Issuer's Equity [Line Items]
Issuance of convertible preferred shares (in shares)											3,034,194
Series E | Director
Forward Contract Indexed to Issuer's Equity [Line Items]
Issuance of convertible preferred shares (in shares)											1,658,705
Series E | Chief Executive Officer
Forward Contract Indexed to Issuer's Equity [Line Items]
Issuance of convertible preferred shares (in shares)		535,275
Series D Contingent Forward Contract Liability
Forward Contract Indexed to Issuer's Equity [Line Items]
Debt discount to the convertible notes																$ 18,600,000
Contingent forward contract, fair value					$ 0			$ 36,400,000					0
Contingent forward contract reclassified to preferred shares								18,200,000
Settlement of Series D contingent forward contract liability							$ 39,600,000
Contingent forward contract liability, fair value loss													8,700,000
Forward Contract Indexed to Equity, Settlement, Share, Fair Value					0			$ 36,400,000					0
Series E Contingent Forward Contract Liability
Forward Contract Indexed to Issuer's Equity [Line Items]
Proceeds from issuance of convertible preferred shares					400,000,000.0
Contingent forward contract, fair value	$ 110,500,000	$ 722,400,000		$ 1,444,900,000	110,500,000	$ 800,000					$ 722,400,000	0	110,500,000
Contingent forward contract reclassified to preferred shares		1,200,000,000
Contingent forward contract liability, fair value loss					(109,700,000)							454,500,000	109,700,000
Forward Contract Indexed to Equity, Settlement, Share, Fair Value	$ 110,500,000	$ 722,400,000		$ 1,444,900,000	$ 110,500,000	$ 800,000					$ 722,400,000	$ 0	$ 110,500,000